LABOR COSTS (Included Cost of sales and Selling, General and Administrative expenses) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) employee	Dec. 31, 2022 USD ($) employee	Dec. 31, 2021 USD ($) employee
Labor Costs [Abstract]
Wages, salaries and social security costs	$ 1,216,566	$ 1,093,105	$ 878,347
Termination benefits	23,189	22,246	18,677
Post-employment benefits (Note 21 (i))	56,623	46,381	43,287
Labor costs	$ 1,296,378	$ 1,161,732	$ 940,311
Number of employees | employee	34,458	20,510	20,142